OTHER RECEIVABLES AND OTHER PAYABLES - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Receivables
Right of recovery receivable	R 340.2	R 186.8	R 176.8
Rates and taxes receivable	105.1	103.0	106.2
Pre-paid royalties	364.1	392.8
Other	48.7	52.1	66.6
Other receivables	858.1	734.7	349.6
Reconciliation of the non-current and current portion of the other receivables
Other receivables	858.1	734.7	349.6
Current portion of other receivables	(36.8)	(51.2)	(35.2)
Other non-current receivables	R 821.3	R 683.5	R 314.4